Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 4,388,429	$ 4,245,136
Goodwill acquired as part of acquisitions during current year	36,245	141,277
Consideration and purchase price allocation adjustments for prior year's acquisitions and other adjustments	(249)	2,016
Goodwill, Ending Balance	$ 4,424,425	$ 4,388,429